Offerings	Mar. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value, as represented by American Depositary Shares
Amount Registered | shares	58,235,295
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 1,164,705,900.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 160,845.88
Offering Note	(a) The common shares will be represented by American Depositary Shares, or ADS, which will be registered under a separate registration statement on Form F-6 and are issuable upon deposit of the common shares registered hereby. Each ADS will represent one common share. (b) Includes the aggregate offering price of additional shares represented by ADSs that the underwriters have the option to purchase. (c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares, no par value, as represented by American Depositary Shares
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(a) See note 1(a) above. (b) See note 1(b) above. (c) The Registrant previously paid a registration fee of $13,810.00 in connection with initial filing of the Registration Statement on Form F-1 on February 12, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).